Income taxes (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Operating Loss Carryforwards [Line Items]
Taxable income	$ (730)	$ (963,000)	$ (843,000)	$ (211,000)
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate, percent	17.00%	17.00%
Taxable income, percent	75.00%	75.00%
Taxable income		$ 10,000
Taxable income exempted from income tax, percent	50.00%	50.00%
Taxable income exempted from income tax		$ 190,000
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Statutory income tax rate, percent	24.00%	24.00%
Statutory income tax rate, description	the Company has a paid-up capital of MYR 2.5 million or less, and gross income from business of not more than MYR 50 million, the tax rates will be 15% on the first MYR 150,000, 17% on amount between MYR150,001 to MYR600,000, and 24% on amount exceeding MYR 600,000.	the Company has a paid-up capital of MYR 2.5 million or less, and gross income from business of not more than MYR 50 million, the tax rates will be 15% on the first MYR 150,000, 17% on amount between MYR150,001 to MYR600,000, and 24% on amount exceeding MYR 600,000.